Subsequent Events (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Event 1
Subsequent Event, Date	Aug. 08, 2017	Jan. 10, 2017
Subsequent Event, Description	we entered into an “at will” unwritten employment arrangement with John Rice, effective as of August 1, 2017, pursuant to which Mr. Rice serves as our interim Chief Executive Officer	Company granted each of Sam Bell and Frank Garofalo 5,000 shares of common stock of the Company, under the Company’s 2013 Equity Incentive Plan
Event 2
Subsequent Event, Date	Aug. 08, 2017	Feb. 15, 2017
Subsequent Event, Description	Dennis Duitch was appointed to the Company’s Board of Directors. Mr. Duitch was also appointed to serve as Chairman of the Audit Committee and interim Chairman of the Compensation Committee and the Nominating and Corporate Governance Committee	our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State
Event 3
Subsequent Event, Description		As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock decreased from 6,307,577 pre-Reverse Stock Split shares to 3,153,801 post-Reverse Stock
Event 4
Subsequent Event, Date		Feb. 21, 2017
Subsequent Event, Description		Company closed an underwritten public offering of 1,410,000 units
Event 5
Subsequent Event, Description		A final prospectus relating to the offering was filed with the SEC
Event 6
Subsequent Event, Date		Feb. 14, 2017
Subsequent Event, Description		The NASDAQ Stock Market LLC informed the Company that it had approved the listing of the Company’s common stock and warrants on The NASDAQ Capital Market, effective as of February 15, 2017
Event 7
Subsequent Event, Date		Feb. 15, 2017
Subsequent Event, Description		the Company issued Mr. Rice 5,231 shares of common stock
Event 8
Subsequent Event, Date		Feb. 16, 2017
Subsequent Event, Description		Company and Mark J. Cola entered into an employment agreement
Event 9
Subsequent Event, Date		Mar. 27, 2017
Subsequent Event, Description		we completed funding a loan in the principal amount of $500,000 to Morf3D pursuant to a Secured Convertible Promissory Note dated March 27, 2017 delivered by Morf3D to us